UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-66496

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 19	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-7908

Amendment No. 21	☑

(Check appropriate box or boxes.)

NATIONWIDE VA SEPARATE ACCOUNT – C
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

The One Investor Annuity SM
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life and Annuity Insurance Company through its Nationwide VA Separate Account-C
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing. Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 28.  For general information or to obtain free copies of the Statement of Additional Information call 1-800-860-3946 (TDD 1-800-238-3035) or write:
Nationwide Life and Annuity Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Balanced Portfolio Class 1
•	JPMorgan Insurance Trust Core Bond Portfolio Class 1
•	JPMorgan Insurance Trust Diversified Equity Portfolio Class 1
•	JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio Class 1
•	JPMorgan Insurance Trust Equity Index Portfolio Class 1
•	JPMorgan Insurance Trust Government Bond Portfolio Class 1
•	JPMorgan Insurance Trust Intrepid Growth Portfolio Class 1
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1

Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Money Market Fund: Class I (Formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Nationwide Fund: Class I

The following underlying mutual fund is no longer available to receive transfers or payments effective May 1, 2006:

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio Class 1

The following underlying mutual funds are only available to contracts issued before September 1, 1999:

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Initial Class*
·	VIP Overseas Portfolio: Initial Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide VA Separate Account-C may be allocated to the fixed account.

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which the annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate the variable annuity payments.

Contract value - The total value of all accumulation units in a contract, any amount held in the fixed account and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Securities Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account - An investment option that is funded by the general account of Nationwide.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408 (b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Nationwide - Nationwide Life and Annuity Insurance Company.

Net asset value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract that does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA - An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - A retirement plan that receives favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide VA Separate Account-C, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	5
Example	6
Synopsis of the Contracts	7
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation Ten Day Free Look
Financial Statements	7
Condensed Financial Information	8
Nationwide Life and Annuity Insurance Company	8
Nationwide Investment Services Corporation	8
Investing in the Contract	8
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Charges and Deductions	11
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge
Premium Taxes
Contract Ownership	13
Joint Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	14
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	17
Surrender (Redemption) Prior to Annuitization	18
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Qualified Contract or Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or the Louisiana Optional Retirement Plan
Loan Privilege	19
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	20

Table of Contents (continued)	Page
Contract Owner Services	20
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	22
Annuitizing the Contract	22
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	23
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payment
Statements and Reports	24
Legal Proceedings	25
Table of Contents of Statement of Additional Information	28
Appendix A: Underlying Mutual Funds	29
Appendix B: Condensed Financial Information	31
Appendix C: Contract Types and Tax Information	36

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Range of CDSC over time:									7%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%[3]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2007 charged by the underlying mutual funds periodically during the life of the contract.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.53%	1.06%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 For contracts issued before September 1, 1999, or before state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first contract year, without a CDSC, any amount in order for the contract to meet minimum distribution requirements under the Internal Revenue Code.  Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

(1)  an amount equal to 10% of each purchase payment; or

(2)  any amount withdrawn for this contract to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
For contracts issued on or after September 1, 1999, or on or after the date state insurance authorities approve applicable contract modifications, each contract year the contract owner may withdraw without a CDSC the greater of:

(1)  10% of each purchase payment made to the contract; or

(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is cumulative.  Free amounts not taken during any given contract year can be taken as free amounts in a subsequent contract year.
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account.  They are charged on a daily basis at the annualized rate noted above.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The example does not reflect premium taxes which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total variable account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.06%)	788	1,122	1,483	2,779	248	762	1,303	2,779	*	762	1,303	2,779
Minimum Total Underlying Mutual Fund Operating Expenses (0.53%)	732	954	1,202	2,211	192	594	1,022	2,211	*	594	1,022	2,211

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract" will also mean "certificate."  References to "contract owner" will mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the plan terms.

The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contracts;
•	Qualified Plans;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments
IRA	$2,000	$10
Non-Qualified Contract	$2,000	$10
Qualified Plan	$0	$10
Roth IRA	$2,000	$10
SEP IRA	$2,000	$10
Tax Sheltered Annuity**	$0	$10

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.  This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See “Right to Examine and Cancel” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding accumulation units.

Nationwide Life and Annuity Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide VA Separate Account-C is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on July 24, 1991, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC. All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide VA Separate Account-C under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide VA Separate Account-C.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.  The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program (see "Enhanced Rate Dollar Cost Averaging Program").

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.  This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the Administration Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first contract year, without a CDSC, any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.  Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

(a)	an amount equal to 10% of each purchase payment; or

(b)	any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

For contracts issued on or after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, each contract year the contract owner may withdraw without a CDSC the greater of:

(a)	10% of each purchase payment made to the contract; or

(b)	any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is cumulative.  Free amounts not taken during any contract year can be taken as free amounts in a subsequent contract year.

For all contracts, no CDSC will be deducted:

(1)	upon annuitization;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts, the fixed account, or the variable account.

Nationwide may waive or reduce the CDSC when sales are to employees of JPMorgan Chase & Co. or the employees of its affiliates, subsidiaries or holding companies.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts, Qualified Contracts, and SEP IRA Contracts, Nationwide will waive the CDSC when:

(a)	the plan participant experiences a case of hardship (as provided in Internal Revenue Code section 403(b) and as defined for purposes of Internal Revenue Code section 401(k));

(b)	the plan participant becomes disabled (within the meaning of Internal Revenue Code section 72(m)(7));

(c)	the plan participant attains age 59½ and has participated in the contract for at least 5 years, as determined from the

(d)	contract anniversary date immediately preceding the distribution;

(e)	the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

(f)	the plan participant dies; or

(g)	the contract is annuitized after 2 years from the inception of the contract.

The contract owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the contract owner takes withdrawals prior to age 59½ (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

The CDSC for any type of contract issued will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Contract Ownership

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date.  Contract owners must be age 80 or younger at the time of contract issuance.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.  A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date.  If a contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract generally will require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Annuitant

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 80 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who the contract owner designates to receive the death benefit upon the death of the annuitant.  The joint owner may be entitled to the death benefit (see “Death Benefits – Death of the Contract Owner/Annuitant”).

The contract owner can name more than one beneficiary.  The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments
IRA	$2,000	$10
Non-Qualified Contract	$2,000	$10
Qualified Plan	$0	$10
Roth IRA	$2,000	$10
SEP IRA	$2,000	$10
Tax Sheltered Annuity**	$0	$10

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Memorial Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Martin Luther King, Jr. Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner.  Shares of the sub-accounts are purchased at Net asset value,

then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)	is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

(2)	adding any interest earned on the amounts allocated.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  The maximum transferable amount will not be less than 25% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Transfers from the Variable Account to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less than 10% of the current value of the variable account at the time the transfer is requested.  However, Nationwide may refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account or for transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior		Nationwide's Response
6 or more transfer events in one calendar quarter		Nationwide will mail a letter to the contract owner notifying them that:
	(1)	they have been identified as engaging in harmful trading practices; and
	(2)	if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.
More than 11 transfer events in 2 consecutive calendar quarters		Nationwide will automatically limit the contract owner to submitting transfer requests via U.S.
OR		mail.
More than 20 transfer events in one calendar year

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Short-Term Trading Fees (i.e. Redemption Fees)

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within a specified number of days after the date of the allocation to the sub-account.  Such fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are a part of the underlying mutual fund’s assets.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

In some states, Nationwide will allocate initial purchase payments to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request  (See “Pricing”).

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The contract owner may direct Nationwide to deduct the CDSC either from:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	any outstanding loan balance plus accrued interest;

•	underlying mutual fund charges; and

•	amounts allocated to the fixed account and interest credited.

A CDSC may apply.

Surrenders Under a Qualified Contract or Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide’s understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions above.

Surrenders Under a Texas Optional Retirement Program or the Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Qualified Contracts or Tax Sheltered Annuities.  These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a Loan Processing Fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan transaction.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a Loan Processing Fee.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  IRAs, SEP IRAs Roth IRAs, Qualified Contracts, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account.  Each Asset Rebalancing reallocation is considered a transfer event.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the

•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program.  Nationwide will process transfers until either amounts in the enhanced rate dollar cost averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the NVIT Money Market Fund: Class I.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	an amount equal to 10% of each purchase payment made to the contract as of the withdrawal date; or

(2)	any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

For contracts issued after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege for systematic withdrawals is cumulative.  Free amounts not taken during any contract year can be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  Such options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the annuitant becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary or contingent beneficiary.

If two or more beneficiaries are named, the benefit will be paid to the surviving beneficiaries in equal shares, unless the contract provides otherwise.

If no beneficiary or contingent beneficiary survives the annuitant, the contract owner (or his or her estate if the annuitant was also the contract owner) will receive the benefit.

Death of Contract Owner/Annuitant

For contracts issued before January 1, 2002, or a date on which state insurance authorities approve applicable contract modifications, a death benefit will be paid to the beneficiary.

For contracts issued after January 1, 2002, or a date on which state insurance authorities approve applicable contract modifications, a death benefit will be paid as follows:

•	If the annuitant was also a joint owner and dies before the annuitization date, the death benefit will be paid to the joint owner.

•	If the annuitant was not a joint owner and dies before the annuitization date, the death benefit will be paid to the beneficiary according to the “Beneficiary and Contingent Beneficiary” provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The death benefit value is determined as of the date Nationwide’s home office receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, the remaining contact value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Payment

For any type of contract issued on or after the later of September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

(1)	the contract value;

(2)	the sum of all purchase payments, less an adjustment for amounts surrendered; or

(3)	the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrenders.

If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For any type of contract issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable modifications and prior to September 1, 1999 or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies on or prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

(1)	the contract value;

(2)	the sum of all purchase payments, less an adjustment for amounts surrendered; or

(3)	the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that most recent five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For any type of contract issued prior to May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

(1)	the contract value;

(2)	the sum of all purchase payments, less any amounts surrendered; or

(3)	the highest contract value as of the most recent five year contract anniversary, less any amounts surrendered since that most recent five year contract anniversary.

If the annuitant dies after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

·	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF
SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide and its parent company, Nationwide Life Insurance Company (NLIC) are parties to litigation and arbitration proceedings in the ordinary course of business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The following cases relate specifically to NLIC (Nationwide’s parent)

On November 20, 2007, NLIC was named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which NLIC first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, NLIC filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, NLIC filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  NLIC intends to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, NLIC filed a motion to dismiss.  The motion has been fully briefed.  NLIC intends to defend this lawsuit vigorously.

On November 15, 2006, NLIC was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NLIC filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NLIC filed it’s opposition to the plaintiff’s motion.  NLIC continues to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, NLIC filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims.  NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NLIC filed it’s answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NLIC’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-7908

Securities Act of 1933 Registration File No. 033-66496

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before September 1, 1999
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before September 1, 1999
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Balanced Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Total return while preserving capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Equity Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	High total return from a portfolio of selected equity securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio Class 1
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Equity Index Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock
Price Index.

Standard & Poor's Corporation does not sponsor and is in no way affiliated with the portfolio.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Government Bond Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	High level of current income with liquidity and safety of principal.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Growth Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Long-term capital growth.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.30%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 1.30%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:     1-800-848-6331, TDD 1-800-238-3035
writing:     Nationwide Life Insurance Company
           5100 Rings Road, RR1-04-F4
           Dublin, Ohio 43017-1522
checking
on-line at: www.nationwide.com

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity VIP Equity-Income Portfolio: Initial Class – Q/NQ	32.183235	32.248723	0.20%	981,192	2007
	27.127751	32.183235	18.64%	1,332,818	2006
	25.961264	27.127751	4.49%	1,951,436	2005
	23.583981	25.961264	10.08%	2,747,672	2004
	18.333686	23.583981	28.64%	3,383,761	2003
	22.365743	18.333686	-18.03%	3,900,486	2002
	23.843779	22.365743	-6.20%	4,811,251	2001
	22.280043	23.843779	7.02%	5,350,442	2000
	21.229680	22.280043	4.95%	5,945,562	1999
	19.268781	21.229680	10.18%	5,625,777	1998

Fidelity VIP Overseas Portfolio: Initial Class – Q/NQ	21.153611	24.491473	15.78%	346,501	2007
	18.149962	21.153611	16.55%	445,630	2006
	15.446324	18.149962	17.50%	593,315	2005
	13.771841	15.446324	12.16%	738,847	2004
	9.732257	13.771841	41.51%	884,944	2003
	12.369011	9.732257	-21.32%	1,052,589	2002
	15.898290	12.369011	-22.20%	1,255,812	2001
	19.911517	15.898290	-20.16%	1,416,870	2000
	14.144224	19.911517	40.77%	1,418,346	1999
	12.709885	14.144224	11.29%	1,344,297	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

JPMorgan Insurance Trust Balanced Portfolio Class 1 – Q/NQ	21.910158	22.950313	4.75%	2,672,260	2007
	20.001818	21.910158	9.54%	3,812,974	2006
	19.770235	20.001818	1.17%	5,778,417	2005
	18.944760	19.770235	4.36%	7,573,224	2004
	16.377273	18.944760	15.68%	8,573,075	2003
	18.788301	16.377273	-12.83%	8,688,908	2002
	19.741918	18.788301	-4.83%	9,913,836	2001
	19.675211	19.741918	0.34%	10,316,643	2000
	18.423578	19.675211	6.79%	9,319,175	1999
	15.674014	18.423578	17.54%	5,490,245	1998

JPMorgan Insurance Trust Core Bond Portfolio Class 1 – Q/NQ	14.191198	14.888981	4.92%	5,087,393	2007
	13.806866	14.191198	2.78%	6,271,946	2006
	13.661786	13.806866	1.06%	7,477,989	2005
	13.292261	13.661786	2.78%	8,324,590	2004
	12.965228	13.292261	2.52%	8,356,470	2003
	11.942953	12.965228	8.56%	6,763,970	2002
	11.106864	11.942953	7.53%	5,487,494	2001
	10.028902	11.106864	10.75%	3,393,492	2000
	10.000000	10.028902	0.29%	0	1999*

JPMorgan Insurance Trust Diversified Equity Portfolio Class 1 – Q/NQ	10.072336	10.979465	9.01%	6,495,667	2007
	8.785927	10.072336	14.64%	8,661,966	2006
	8.698796	8.785927	1.00%	10,151,505	2005
	8.233222	8.698796	5.65%	11,395,574	2004
	6.623910	8.233222	24.30%	12,202,863	2003
	8.804552	6.623910	-24.77%	9,913,935	2002
	9.980762	8.804552	-11.78%	7,618,158	2001
	10.572360	9.980762	-5.60%	4,257,854	2000
	10.000000	10.572360	5.72%	634,909	1999*

JPMorgan Insurance Trust Diversified Mid Cap Portfolio Class 1 – Q/NQ	18.674855	18.959198	1.52%	2,340,280	2007
	16.579664	18.674855	12.64%	2,688,784	2006
	14.344898	16.579664	15.58%	2,318,334	2005
	12.702218	14.344898	12.93%	2,805,227	2004
	9.866278	12.702218	28.74%	3,092,030	2003
	12.161916	9.866278	-18.88%	2,787,156	2002
	12.840593	12.161916	-5.29%	2,590,038	2001
	10.890908	12.840593	17.90%	1,704,013	2000
	10.000000	10.890908	8.91%	256,836	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

JPMorgan Investment Trust Diversified Mid Cap Value Portfolio Class 1 – Q/NQ	21.248786	21.163352	-0.40%	425,614	2007
	18.443858	21.248786	15.21%	1,351,560	2006
	17.025281	18.443858	8.33%	3,476,061	2005
	14.947875	17.025281	13.90%	4,166,896	2004
	11.407934	14.947875	31.03%	4,701,103	2003
	13.262635	11.407934	-13.98%	4,004,928	2002
	12.823112	13.262635	3.43%	3,589,252	2001
	10.156152	12.823112	26.26%	2,554,744	2000
	10.000000	10.156152	1.56%	397,678	1999*

JPMorgan Insurance Trust Equity Index Portfolio Class 1 – Q/NQ	12.515227	12.981223	3.72%	5,455,152	2007
	10.985676	12.515227	13.92%	7,150,119	2006
	10.655119	10.985676	3.10%	8,677,636	2005
	9.783845	10.655119	8.91%	10,494,587	2004
	7.745389	9.783845	26.32%	11,508,551	2003
	10.123309	7.745389	-23.49%	10,354,234	2002
	11.701041	10.123309	-13.48%	9,575,989	2001
	13.095858	11.701041	-10.65%	7,735,534	2000
	10.955610	13.095858	19.54%	4,127,917	1999
	10.000000	10.955610	9.56%	998,546	1998*

JPMorgan Insurance Trust Government Bond Portfolio Class 1 – Q/NQ	18.072328	19.171923	6.08%	4,632,196	2007
	17.695457	18.072328	2.13%	5,908,564	2006
	17.391404	17.695457	1.75%	7,549,437	2005
	16.838970	17.391404	3.28%	9,082,621	2004
	16.637997	16.838970	1.21%	10,206,873	2003
	15.016436	16.637997	10.80%	10,193,980	2002
	14.213181	15.016436	5.65%	8,667,672	2001
	12.856498	14.213181	10.55%	6,585,647	2000
	13.199019	12.856498	-2.60%	4,913,504	1999
	12.460216	13.199019	5.93%	2,670,734	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

JPMorgan Insurance Trust Intrepid Growth Portfolio Class 1 – Q/NQ	19.805825	21.804355	10.09%	3,005,913	2007
	19.042680	19.805825	4.01%	4,182,395	2006
	18.364593	19.042680	3.69%	5,891,192	2005
	17.381329	18.364593	5.66%	7,669,960	2004
	13.807631	17.381329	25.88%	9,113,926	2003
	19.560223	13.807631	-29.41%	9,560,961	2002
	24.860865	19.560223	-21.32%	10,953,265	2001
	32.691561	24.860865	-23.95%	11,461,570	2000
	25.623274	32.691561	27.59%	10,080,320	1999
	18.376907	25.623274	39.43%	7,573,274	1998

JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio Class 1 – Q/NQ	35.792211	41.414035	15.71%	2,112,416	2007
	32.554697	35.792211	9.94%	2,951,764	2006
	29.688844	32.554697	9.65%	4,021,840	2005
	26.709240	29.688844	11.16%	5,137,177	2004
	21.282814	26.709240	25.50%	5,980,485	2003
	26.998285	21.282814	-21.17%	6,088,122	2002
	30.617485	26.998285	-11.82%	6,588,288	2001
	29.321738	30.617485	4.42%	6,308,189	2000
	23.685874	29.321738	23.79%	4,765,508	1999
	17.286833	23.685874	37.02%	3,936,581	1998

NVIT NVIT Money Market Fund: Class I – Q/NQ	13.529429	13.992544	3.42%	468,551	2007
	13.113078	13.529429	3.18%	381,727	2006
	12.940067	13.113078	1.34%	488,932	2005
	13.004981	12.940067	-0.50%	616,668	2004
	13.094349	13.004981	-0.68%	905,727	2003
	13.108020	13.094349	-0.10%	1,659,911	2002
	12.819682	13.108020	2.25%	2,150,858	2001
	12.249399	12.819682	4.66%	1,409,975	2000
	11.836880	12.249399	3.49%	1,590,430	1999
	11.392164	11.836880	3.90%	822,056	1998

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

NVIT NVIT Nationwide Fund: Class I – Q/NQ	26.155466	27.925531	6.77%	641,052	2007
	23.320841	26.155466	12.15%	892,631	2006
	21.990636	23.320841	6.05%	1,314,283	2005
	20.300659	21.990636	8.32%	1,859,202	2004
	16.129988	20.300659	25.86%	2,352,116	2003
	19.774203	16.129988	-18.43%	2,662,106	2002
	22.721959	19.774203	-12.97%	3,269,537	2001
	23.518255	22.721959	-3.39%	3,689,323	2000
	22.281011	23.518255	5.55%	3,934,051	1999
	19.118736	22.281011	16.54%	3,589,203	1998

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code.  The following is a general description of the various types of contracts.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10%.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural person's rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life and Annuity Insurance Company
Through its Nationwide VA Separate Account- C

This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-860-3946, TDD 1-800-238-3035.

General Information and History

The Nationwide VA Separate Account-C is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Funds” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.00% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide VA Separate Account-C and the financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, Nationwide's affiliate and wholly owned subsidiary of Nationwide Life Insurance Company.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ending December 31, 2007, 2006, and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

      Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

13

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)
1,330,506 shares (cost $30,892,585)	$31,812,404
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)
341,544 shares (cost $6,102,137)	8,647,882
JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)
3,717,812 shares (cost $53,625,680)	61,343,903
JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)
6,638,570 shares (cost $74,817,741)	75,746,085
JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)
3,888,709 shares (cost $51,335,888)	71,318,930
JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)
4,229,074 shares (cost $65,039,502)	87,499,539
JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)
998,606 shares (cost $10,542,250)	9,007,424
JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)
5,511,155 shares (cost $50,176,063)	70,928,569
JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)
7,790,183 shares (cost $88,080,827)	88,808,091
JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)
2,489,888 shares (cost $40,552,170)	44,369,812
JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)
4,004,108 shares (cost $63,391,150)	65,547,240
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)
6,556,116 shares (cost $6,556,116)	6,556,116
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)
1,327,623 shares (cost $14,555,601)	18,042,398

Total investments	639,628,393
Accounts receivable	—

Total assets	639,628,393
Accounts payable	12,485

Contract owners’ equity (note 4)	$639,615,908

See accompanying notes to financial statements.

2

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	FidVIPEI	FidVIPOv	JPMBal	JPMCBond	JPMDivEq	JPMMidCapGr	JPMMidCapV
Investment activity:
Reinvested dividends	$16,306,560	609,471	299,249	2,390,963	4,194,513	904,412	—	291,395
Mortality and expense risk charges (note 2)	(9,624,520)	(512,369)	(119,954)	(963,294)	(1,075,758)	(1,079,260)	(1,298,032)	(180,392)

Net investment income (loss)	6,682,040	97,102	179,295	1,427,669	3,118,755	(174,848)	(1,298,032)	111,003

Proceeds from mutual fund shares sold	242,553,666	12,530,489	2,799,846	27,237,005	18,330,556	24,686,898	34,361,018	20,547,910
Cost of mutual fund shares sold	(243,721,279)	(10,400,782)	(2,192,132)	(25,940,419)	(17,809,417)	(21,251,242)	(35,350,018)	(19,501,711)

Realized gain (loss) on investments	(1,167,613)	2,129,707	607,714	1,296,586	521,139	3,435,656	(989,000)	1,046,199
Change in unrealized gain (loss) on investments	9,830,639	(4,363,488)	(74,809)	569,165	205,171	430,264	124,978	(7,439,251)

Net gain (loss) on investments	8,663,026	(2,233,781)	532,905	1,865,751	726,310	3,865,920	(864,022)	(6,393,052)

Reinvested capital gains	36,742,199	2,686,215	636,313	454,472	—	3,843,678	16,944,838	6,923,072

Net increase (decrease) in contract owners’ equity resulting from operations	$52,087,265	549,536	1,348,513	3,747,892	3,845,065	7,534,750	14,782,784	641,023

	JPMEqIndx	JPMGvtBd	JPMMidCap	JPMLgCapGr	NVITMyMkt	NVITNWFund
Investment activity:
Reinvested dividends	$1,284,598	5,365,094	336,338	131,037	286,619	212,871
Mortality and expense risk charges (note 2)	(1,094,420)	(1,269,363)	(686,168)	(988,402)	(80,940)	(276,168)

Net investment income (loss)	190,178	4,095,731	(349,830)	(857,365)	205,679	(63,297)

Proceeds from mutual fund shares sold	23,764,566	24,898,069	11,761,249	25,954,011	8,389,782	7,292,267
Cost of mutual fund shares sold	(20,055,945)	(24,180,738)	(9,162,479)	(43,283,187)	(8,389,782)	(6,203,427)

Realized gain (loss) on investments	3,708,621	717,331	2,598,770	(17,329,176)	—	1,088,840
Change in unrealized gain (loss) on investments	(300,402)	751,529	(5,329,213)	25,786,226	—	(529,531)

Net gain (loss) on investments	3,408,219	1,468,860	(2,730,443)	8,457,050	—	559,309

Reinvested capital gains	—	—	4,263,115	—	—	990,496

Net increase (decrease) in contract owners’ equity resulting from operations	$3,598,397	5,564,591	1,182,842	7,599,685	205,679	1,486,508

See accompanying notes to financial statements.

3

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		FidVIPEI		FidVIPOv		JPMBal
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$6,682,040	6,392,923	97,102	940,673	179,295	(35,224)	1,427,669	1,667,933
Realized gain (loss) on investments	(1,167,613)	(21,895,224)	2,129,707	865,462	607,714	(596,092)	1,296,586	(1,090,048)
Change in unrealized gain (loss) on investments	9,830,639	68,678,662	(4,363,488)	626,103	(74,809)	2,075,108	569,165	7,709,598
Reinvested capital gains	36,742,199	22,288,169	2,686,215	5,531,626	636,313	69,056	454,472	—

Net increase (decrease) in contract owners’ equity resulting from Operations	52,087,265	75,464,530	549,536	7,963,864	1,348,513	1,512,848	3,747,892	8,287,483

Equity transactions:
Purchase payments received from contract owners (note 3)	6,442,917	7,340,648	127,430	400,494	200,866	137,880	620,488	1,108,890
Transfers between funds	—	—	(115,199)	(68,378)	105,835	198,259	(196,948)	(1,940,668)
Redemptions (note 3)	(223,315,492)	(260,739,750)	(11,805,942)	(18,303,609)	(2,567,215)	(3,166,529)	(26,337,097)	(39,385,854)
Annuity benefits	(72,636)	(67,405)	(19,045)	(17,858)	(17,424)	(15,016)	(3,802)	(2,719)
Contingent deferred sales charges (note 2)	(479,987)	(1,056,230)	(6,342)	(22,099)	(2,368)	(3,242)	(42,664)	(104,669)
Adjustments to maintain reserves	8,771	9,859	2,994	3,525	2,428	2,239	(99)	51

Net equity transactions	(217,416,427)	(254,512,878)	(11,816,104)	(18,007,925)	(2,277,878)	(2,846,409)	(25,960,122)	(40,324,969)

Net change in contract owners’ equity	(165,329,162)	(179,048,348)	(11,266,568)	(10,044,061)	(929,365)	(1,333,561)	(22,212,230)	(32,037,486)
Contract owners’ equity beginning of period	804,945,070	983,993,418	43,075,546	53,119,607	9,574,346	10,907,907	83,556,117	115,593,603

Contract owners’ equity end of period	$639,615,908	804,945,070	31,808,978	43,075,546	8,644,981	9,574,346	61,343,887	83,556,117

CHANGES IN UNITS:
Beginning units	46,032,830	59,690,335	1,332,817	1,951,437	445,630	593,316	3,812,974	5,778,418

Units purchased	3,015,656	4,948,959	18,444	44,772	25,888	73,295	60,837	159,714
Units redeemed	(14,384,345)	(18,606,464)	(370,068)	(663,392)	(125,017)	(220,981)	(1,201,552)	(2,125,158)

Ending units	34,664,141	46,032,830	981,193	1,332,817	346,501	445,630	2,672,259	3,812,974

(Continued)

4

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMCBond		JPMDivEq		JPMMidCapGr		JPMMidCapV
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$3,118,755	2,389,910	(174,848)	(393,780)	(1,298,032)	(1,561,909)	111,003	(172,275)
Realized gain (loss) on investments	521,139	855,859	3,435,656	(1,205,914)	(989,000)	(2,693,742)	1,046,199	8,884,488
Change in unrealized gain (loss) on investments	205,171	(742,679)	430,264	13,444,809	124,978	11,894,500	(7,439,251)	(8,585,698)
Reinvested capital gains	—	—	3,843,678	—	16,944,838	3,735,173	6,923,072	6,256,308

Net increase (decrease) in contract owners’ equity resulting from operations	3,845,065	2,503,090	7,534,750	11,845,115	14,782,784	11,374,022	641,023	6,382,823

Equity transactions:
Purchase payments received from contract owners (note 3)	512,009	648,843	552,146	690,456	785,474	789,738	(2,142)	171,552
Transfers between funds	3,408,239	2,787,717	(2,228,811)	3,459,629	(3,014,682)	(2,978,989)	(17,210,106)	(32,646,295)
Redemptions (note 3)	(20,962,638)	(20,032,748)	(21,723,793)	(17,817,969)	(30,669,465)	(34,344,343)	(3,131,546)	(9,229,205)
Annuity benefits	—	—	—	—	(4,006)	(3,911)	—	—
Contingent deferred sales charges (note 2)	(63,122)	(148,067)	(61,425)	(121,606)	(49,320)	(117,840)	(8,830)	(72,017)
Adjustments to maintain reserves	121	8	(128)	192	(212)	(352)	32	152

Net equity transactions	(17,105,391)	(16,744,247)	(23,462,011)	(13,789,298)	(32,952,211)	(36,655,697)	(20,352,592)	(41,775,813)

Net change in contract owners’ equity	(13,260,326)	(14,241,157)	(15,927,261)	(1,944,183)	(18,169,427)	(25,281,675)	(19,711,569)	(35,392,990)
Contract owners’ equity beginning of period	89,006,200	103,247,357	87,246,111	89,190,294	105,668,812	130,950,487	28,718,967	64,111,957

Contract owners’ equity end of period	$75,745,874	89,006,200	71,318,850	87,246,111	87,499,385	105,668,812	9,007,398	28,718,967

CHANGES IN UNITS:
Beginning units	6,271,930	7,477,972	8,661,954	10,151,495	2,951,763	4,021,840	1,351,558	3,476,060

Units purchased	354,010	450,704	268,093	697,224	60,447	105,779	136	37,188
Units redeemed	(1,538,562)	(1,656,746)	(2,434,389)	(2,186,765)	(899,795)	(1,175,856)	(926,081)	(2,161,690)

Ending units	5,087,378	6,271,930	6,495,658	8,661,954	2,112,415	2,951,763	425,613	1,351,558

(Continued)

5

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMEqIndx		JPMGvtBd		JPMMidCap		JPMLgCapGr
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$190,178	105,678	4,095,731	4,914,033	(349,830)	(397,878)	(857,365)	(1,180,804)
Realized gain (loss) on investments	3,708,621	(1,953,165)	717,331	1,540,816	2,598,770	446,512	(17,329,176)	(27,505,740)
Change in unrealized gain (loss) on investments	(300,402)	13,575,371	751,529	(4,261,802)	(5,329,213)	(1,466,258)	25,786,226	31,962,691
Reinvested capital gains	—	—	—	—	4,263,115	6,696,006	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	3,598,397	11,727,884	5,564,591	2,193,047	1,182,842	5,278,382	7,599,685	3,276,147

Equity transactions:
Purchase payments received from contract owners (note 3)	529,599	736,117	601,435	732,406	394,264	468,332	788,250	906,705
Transfers between funds	3,029,353	7,449,208	2,943,539	3,725,399	7,272,722	14,727,639	(1,298,676)	(2,323,129)
Redemptions (note 3)	(25,767,573)	(25,623,856)	(27,017,129)	(33,304,650)	(14,654,691)	(8,645,097)	(24,350,992)	(31,111,165)
Annuity benefits	(11,816)	(10,823)	—	(288)	—	—	(1,413)	(2,464)
Contingent deferred sales charges (note 2)	(56,083)	(119,724)	(65,968)	(158,907)	(37,978)	(53,986)	(36,919)	(95,932)
Adjustments to maintain reserves	1,755	2,217	116	(79)	(16)	166	(368)	(445)

Net equity transactions	(22,274,765)	(17,566,861)	(23,538,007)	(29,006,119)	(7,025,699)	6,497,054	(24,900,118)	(32,626,430)

Net change in contract owners’ equity	(18,676,368)	(5,838,977)	(17,973,416)	(26,813,072)	(5,842,857)	11,775,436	(17,300,433)	(29,350,283)
Contract owners’ equity beginning of period	89,602,504	95,441,481	106,781,272	133,594,344	50,212,651	38,437,215	82,847,478	112,197,761

Contract owners’ equity end of period	$70,926,136	89,602,504	88,807,856	106,781,272	44,369,794	50,212,651	65,547,045	82,847,478

CHANGES IN UNITS:
Beginning units	7,150,115	8,677,632	5,908,551	7,549,424	2,688,784	2,318,335	4,182,395	5,891,191

Units purchased	478,285	974,268	304,627	440,868	517,480	1,021,313	104,388	133,881
Units redeemed	(2,173,252)	(2,501,785)	(1,580,995)	(2,081,741)	(865,986)	(650,864)	(1,280,870)	(1,842,677)

Ending units	5,455,148	7,150,115	4,632,183	5,908,551	2,340,278	2,688,784	3,005,913	4,182,395

(Continued)

6

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITNWFund _
	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$205,679	189,584	(63,297)	(73,018)
Realized gain (loss) on investments	—	—	1,088,840	556,340
Change in unrealized gain (loss) on investments	—	—	(529,531)	2,446,919
Reinvested capital gains	—	—	990,496	—

Net increase (decrease) in contract owners’ equity resulting from operations	205,679	189,584	1,486,508	2,930,241

Equity transactions:
Purchase payments received from contract owners (note 3)	1,235,171	348,865	97,927	200,370
Transfers between funds	7,775,152	8,137,013	(470,418)	(527,405)
Redemptions (note 3)	(7,779,105)	(9,898,148)	(6,548,306)	(9,876,577)
Annuity benefits	—	—	(15,130)	(14,326)
Contingent deferred sales charges (note 2)	(45,312)	(24,142)	(3,656)	(13,999)
Adjustments to maintain reserves	87	(27)	2,061	2,212

Net equity transactions	1,185,993	(1,436,439)	(6,937,522)	(10,229,725)

Net change in contract owners’ equity	1,391,672	(1,246,855)	(5,451,014)	(7,299,484)
Contract owners’ equity beginning of period	5,164,548	6,411,403	23,490,518	30,790,002

Contract owners’ equity end of period	$6,556,220	5,164,548	18,039,504	23,490,518

CHANGES IN UNITS:
Beginning units	381,727	488,932	892,632	1,314,283

Units purchased	804,669	781,085	18,352	28,868
Units redeemed	(717,845)	(888,290)	(269,933)	(450,519)

Ending units	468,551	381,727	641,051	892,632

See accompanying notes to financial statements.

7

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

At December 31, 2007, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

8

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

9

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $3,308,324 and $3,382,579, respectively, and total transfers from the Account to the fixed account were $4,052,470 and $3,307,135, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $154,503 and $188,193 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

10

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.30%	981,193	$32.248723	$31,642,221	1.63%	0.20%
2006	1.30%	1,332,817	32.183235	42,894,363	3.25%	18.64%
2005	1.30%	1,951,437	27.127751	52,938,097	1.77%	4.49%
2004	1.30%	2,747,671	25.961264	71,333,012	1.62%	10.08%
2003	1.30%	3,383,761	23.583981	79,802,555	1.79%	28.64%
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.30%	346,501	24.491473	8,486,320	3.28%	15.78%
2006	1.30%	445,630	21.153611	9,426,684	0.97%	16.55%
2005	1.30%	593,316	18.149962	10,768,663	0.66%	17.50%
2004	1.30%	738,847	15.446324	11,412,470	1.18%	12.16%
2003	1.30%	884,944	13.771841	12,187,308	0.81%	41.51%
JPMorgan Insurance Trust – Balanced Portfolio 1
2007	1.30%	2,672,259	22.950313	61,329,180	3.30%	4.75%
2006	1.30%	3,812,974	21.910158	83,542,863	2.95%	9.54%
2005	1.30%	5,778,418	20.001818	115,578,865	2.78%	1.17%
2004	1.30%	7,573,222	19.770235	149,724,379	2.31%	4.36%
2003	1.30%	8,573,075	18.944760	162,414,848	2.82%	15.68%
JPMorgan Insurance Trust – Core Bond Portfolio 1
2007	1.30%	5,087,378	14.888981	75,745,874	5.09%	4.92%
2006	1.30%	6,271,930	14.191198	89,006,200	3.79%	2.78%
2005	1.30%	7,477,972	13.806866	103,247,357	4.01%	1.06%
2004	1.30%	8,324,575	13.661786	113,728,562	5.32%	2.78%
2003	1.30%	8,356,471	13.292261	111,076,394	5.34%	2.52%
JPMorgan Insurance Trust – Diversified Equity Portfolio 1
2007	1.30%	6,495,658	10.979465	71,318,850	1.14%	9.01%
2006	1.30%	8,661,954	10.072336	87,246,111	0.84%	14.64%
2005	1.30%	10,151,495	8.785927	89,190,294	0.97%	1.00%
2004	1.30%	11,395,562	8.698796	99,127,669	0.73%	5.65%
2003	1.30%	12,202,863	8.233222	100,468,880	0.58%	24.30%
JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	1.30%	2,112,415	41.414035	87,483,629	0.00%	15.71%
2006	1.30%	2,951,763	35.792211	105,650,124	0.00%	9.94%
2005	1.30%	4,021,840	32.554697	130,929,783	0.00%	9.65%
2004	1.30%	5,137,175	29.688844	152,516,787	0.00%	11.16%
2003	1.30%	5,980,485	26.709240	159,734,209	0.00%	25.50%
JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2007	1.30%	425,613	21.163352	9,007,398	1.54%	-0.40%
2006	1.30%	1,351,558	21.248786	28,718,967	1.06%	15.21%
2005	1.30%	3,476,060	18.443858	64,111,957	0.68%	8.33%
2004	1.30%	4,166,895	17.025281	70,942,558	0.52%	13.90%
2003	1.30%	4,701,103	14.947875	70,271,500	0.52%	31.03%
JPMorgan Insurance Trust – Equity Index Portfolio 1
2007	1.30%	5,455,148	12.981223	70,814,493	1.60%	3.72%
2006	1.30%	7,150,115	12.515227	89,485,312	1.39%	13.92%
2005	1.30%	8,677,632	10.985676	95,329,654	1.49%	3.10%
2004	1.30%	10,494,583	10.655119	111,821,031	1.09%	8.91%
2003	1.30%	11,508,551	9.783845	112,597,879	1.02%	26.32%
JPMorgan Insurance Trust – Government Bond Portfolio 1
2007	1.30%	4,632,183	19.171923	88,807,856	5.49%	6.08%
2006	1.30%	5,908,551	18.072328	106,781,272	5.39%	2.13%
2005	1.30%	7,549,424	17.695457	133,590,508	5.01%	1.75%
2004	1.30%	9,082,609	17.391404	157,959,322	5.04%	3.28%
2003	1.30%	10,206,873	16.838970	171,873,228	4.63%	1.21%
(Continued)

11

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1
2007	1.30%	2,340,278	$18.959198	$44,369,794	0.71%	1.52%
2006	1.30%	2,688,784	18.674855	50,212,651	0.34%	12.64%
2005	1.30%	2,318,335	16.579664	38,437,215	0.14%	15.58%
2004	1.30%	2,805,228	14.344898	40,240,710	0.20%	12.93%
2003	1.30%	3,092,031	12.702218	39,275,652	0.18%	28.74%
JPMorgan Insurance Trust – Large Cap Growth Portfolio 1
2007	1.30%	3,005,913	21.804355	65,541,994	0.18%	10.09%
2006	1.30%	4,182,395	19.805825	82,835,783	0.08%	4.01%
2005	1.30%	5,891,191	19.042680	112,184,065	0.53%	3.69%
2004	1.30%	7,669,959	18.364593	140,855,675	0.25%	5.66%
2003	1.30%	9,113,925	17.381329	158,412,129	0.10%	25.88%
Nationwide VIT – Money Market Fund – Class I
2007	1.30%	468,551	13.992544	6,556,220	4.89%	3.42%
2006	1.30%	381,727	13.529429	5,164,548	4.64%	3.18%
2005	1.30%	488,932	13.113078	6,411,403	2.50%	1.34%
2004	1.30%	616,667	12.940067	7,979,712	0.79%	-0.50%
2003	1.30%	905,729	13.004981	11,778,988	0.62%	-0.68%
Nationwide VIT – Nationwide Fund – Class I
2007	1.30%	641,051	27.925531	17,901,690	1.03%	6.77%
2006	1.30%	892,632	26.155466	23,347,206	1.02%	12.15%
2005	1.30%	1,314,283	23.320841	30,650,185	0.85%	6.05%
2004	1.30%	1,859,203	21.990636	40,885,056	1.22%	8.32%
2003	1.30%	2,352,114	20.300659	47,749,464	0.54%	25.86%

2007 Reserves for annuity contracts in payout phase:				610,389

2007 Contract owners’ equity				$639,615,908

2006 Reserves for annuity contracts in payout phase:				632,986

2006 Contract owners’ equity				$804,945,070

2005 Reserves for annuity contracts in payout phase:				625,372

2005 Contract owners’ equity				$983,993,418

2004 Reserves for annuity contracts in payout phase:				558,950

2004 Contract owners’ equity				$1,169,085,893

2003 Reserves for annuity contracts in payout phase:				555,109

2003 Contract owners’ equity				$1,238,198,143

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

12

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2007 and 2006, and the related statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007.  In connection with our audits of the financial statements, we also have audited financial statement schedules I, IV and V.  These financial statements and financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio
April 25, 2008

1

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets
(in millions, except per share amounts)

	December 31,
	2007	2006

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $2,608.7 and $3,255.7)	$ 2,598.5	$ 3,242.1
Equity securities (cost $5.6 and $5.6)	5.5	5.6
Mortgage loans on real estate, net	824.8	1,011.9
Short-term investments, including amounts managed by a related party	94.3	223.7
Other investments	4.9	2.3
Total investments	3,528.0	4,485.6

Deferred policy acquisition costs	284.1	245.2
Reinsurance receivable from a related party	129.1	125.8
Other assets	640.1	798.1
Separate account assets	1,736.4	1,946.9
Total assets	$ 6,317.7	$ 7,601.6

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$ 3,905.1	$ 5,078.9
Other liabilities	202.2	119.0
Separate account liabilities	1,736.4	1,946.9
Total liabilities	5,843.7	7,144.8

Shareholder’s equity:
Common stock ($40 par value; authorized, issued and outstanding - 0.1 shares)	2.6	2.6
Additional paid-in capital	248.0	248.0
Retained earnings	225.7	210.0
Accumulated other comprehensive loss	(2.3)	(3.8)
Total shareholder’s equity	474.0	456.8
Total liabilities and shareholder’s equity	$ 6,317.7	$ 7,601.6

  See accompanying notes to financial statements.
2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Income
(in millions)

		Years ended December 31,
	2007	2006	2005

Revenues:
Policy charges	$ 60.4	$ 63.3	$ 61.5
Premiums	12.0	10.5	8.6
Net investment income	45.5	42.3	37.6
Net realized investment (losses) gains	(24.6)	(16.9)	0.9
Other income	0.4	0.3	0.4
Total revenues	93.7	99.5	109.0

Benefits and expenses:
Interest credited to policyholder accounts	15.5	13.5	12.4
Benefits and claims	19.1	21.0	16.0
Amortization of deferred policy acquisition costs	21.7	26.0	15.0
Other operating expenses	15.9	6.5	14.8
Total benefits and expenses	72.2	67.0	58.2

Income from continuing operations before federal income tax expense	21.5	32.5	50.8
Federal income tax expense	5.8	7.0	14.6
Net income	$ 15.7	$ 25.5	$ 36.2

See accompanying notes to financial statements.
3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Changes in Shareholder’s Equity
(in millions)

	Common stock	Additional paid-in capital		Retained earnings		Accumulated other comprehensive income (loss)	Total shareholder’s equity

Balance as of December 31, 2004	$ 2.6	$ 248.0	#	$ 148.3	#	$ 45.8	$ 444.7
Comprehensive loss:
Net income	-	-		36.2		-	36.2
Other comprehensive loss, net of taxes	-	-		-		(44.3)	(44.3)
Total comprehensive loss							(8.1)
Balance as of December 31, 2005	2.6	248.0	#	184.5	#	1.5	436.6

Comprehensive income:
Net income	-	-		25.5		-	25.5
Other comprehensive loss, net of taxes	-	-		-		(5.3)	(5.3)
Total comprehensive income							20.2
Balance as of December 31, 2006	2.6	248.0	#	210.0	#	(3.8)	456.8

Comprehensive income:
Net income	-	-		15.7		-	15.7
Other comprehensive income, net of taxes	-	-		-		1.5	1.5
Total comprehensive income							17.2
Balance as of December 31, 2007	$ 2.6	$ 248.0	#	$ 225.7	#	$ (2.3)	$ 474.0

See accompanying notes to financial statements.
4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows
(in millions)

	Years ended December 31,
	2007	2006	2005

Cash flows from operating activities:
Net income	$ 15.7	$ 25.5	$ 36.2
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	24.6	16.9	(0.9)
Interest credited to policyholder accounts	15.5	13.5	12.4
Capitalization of deferred policy acquisition costs	(58.9)	(52.2)	(40.9)
Amortization of deferred policy acquisition costs	21.7	26.0	15.0
Amortization and depreciation	7.6	12.6	17.3
Decrease (increase) in other assets	93.7	3.1	(8.0)
(Decrease) increase in policy and other liabilities	100.0	(7.9)	2.4
Net cash provided by operating activities	219.9	37.5	33.5

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	780.4	972.3	543.2
Proceeds from sale of securities available-for-sale	700.6	806.0	491.0
Proceeds from repayments or sales of mortgage loans on real estate	225.4	277.2	279.2
Cost of securities available-for-sale aquired	(861.0)	(722.6)	(742.9)
Cost of mortgage loans on real estate originated or acquired	(39.4)	(105.8)	(234.6)
Net decrease (increase) in short-term investments	129.4	(47.4)	(26.2)
Collateral paid - securities lending, net	(17.6)	(77.9)	(2.4)
Other, net	(4.4)	0.6	3.4
Net cash provided by investing activities	913.4	1,102.4	310.7

Cash flows from financing activities:
Investment and universal life insurance product deposits	186.6	168.4	211.7
Investment and universal life insurance product withdrawals	(1,319.9)	(1,308.3)	(555.9)
Net cash used in financing activities	(1,133.3)	(1,139.9)	(344.2)

Net increase in cash	-	-	-
Cash, beginning of period	-	-	-
Cash, end of period	$ -	$ -	$ -

See accompanying notes to financial statements.
5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (NLAIC or the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).  The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.  The Company offers individual annuity contracts, universal life insurance, variable universal life insurance and corporate-owned life insurance (COLI) on a non-participating basis.

As of December 31, 2007 and 2006, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following:  the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 financial statements and related notes have been reclassified to conform to the current presentation.

(a)	Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading.  All fixed maturity and marketable equity securities are classified as available-for-sale.  Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC and deferred federal income taxes, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity.  The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations.  For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used.  The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings.  The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond.  The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.  Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities.  The structured product model uses third party pricing tools.  For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows.  The Company also utilized broker quotes in pricing securities or to validate modeled prices.  As of December 31, 2007, 66% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company’s pricing matrices and 13% from other sources compared to 69%, 24% and 7%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security.  Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.  Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security.  If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities.  When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.  Any resulting adjustment is included in net investment income.  All other investment income is recorded using the interest method without anticipating the impact of prepayments.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers.  Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.  In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date.  The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.  Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Changes in the valuation allowance are recorded in net realized investment gains and losses.  Loans in foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S.  As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 3%, 22% and 30%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 24% and 32%, respectively, as of December 31, 2006.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification.  Changes in the Company’s mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

(b)	Derivative Instruments

Derivatives are carried at fair value.  On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction.  The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions.  This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.  The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items.  When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities.  In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments.  Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates.  Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.  Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting.  The Company does not enter into speculative positions.  Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy.  For example, the Company may sell credit default protection through a credit default swap.  Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk.  The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability.  Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap.  Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

(c)                 Revenues and Benefits

Investment and Universal Life Insurance Products:  Investment products primarily consist of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.  Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products:  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d)                 Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.  The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate.  If actual net separate account investment performance varies from the current assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption.  This process is referred to as a reversion to the mean.  The assumed net separate account investment return assumptions used in the DAC models are intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.  See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.  See below for a discussion of current year assumption changes.

During 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends.  Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves.  This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses.  Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate.  As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%.  The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events.  Therefore, during 2007 the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $2.8 million pre-tax.

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity products.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(e)           Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities.  Investment income and realized gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(f)           Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(g)                 Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.  Any such change could significantly affect the amounts reported in the statements of income.  Management has established reserves in accordance with Financial Accounting Standards Board (FASB) Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48) based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation.  Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns.  Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(h)                 Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(i)      Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity.  Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid.  The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred.  The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.  The impact of the Company’s retroactive application of the adoption of this change in accounting principle was immaterial as of December 31, 2004 and for the year ended December 31, 2005.

(3)	Recently Issued Accounting Standards

In December 2007, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141).  The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects.  Accordingly, SFAS 141R establishes principles and requirements for how the acquirer:  1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination.  SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination.  SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control.  SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  Earlier application is prohibited.  The Company currently is evaluating the impact of adopting SFAS 141R.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide).  For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor).  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007.  On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1.  The Company will monitor the FASB and AICPA deliberations regarding this standard.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1).  FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39.  FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted.  FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159).  SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments.  SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value.  In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments.  SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007.  The Company has not elected adoption of SFAS 159 for any financial instruments to date but will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans– an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158).  SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income.  SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions.  An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006.  The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008.  The Company adopted SFAS 158 effective December 31, 2006.  The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157.  SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements.  SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period.  SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted.  The Company will adopt SFAS 157 effective January 1, 2008.  SFAS 157 will not have a material impact on the Company’s financial position or results of operations upon adoption.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108).  SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements.  SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors.  SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements.  The Company adopted SAB 108 effective December 31, 2006.  SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN 48.  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective for fiscal years beginning after December 15, 2006.  The Company adopted FIN 48 effective January 1, 2007.  FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140).  SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable.  SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value.  An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value.  Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities.  By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period.  SFAS 156 is effective for fiscal years beginning after September 15, 2006.  The Company adopted SFAS 156 effective January 1, 2007.  SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155).  SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140.  SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets.  In summary, SFAS 155:  (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.  SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006.  Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.  The Company adopted SFAS 155 effective January 1, 2006.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSECissued SOP 05-1.  SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB.  SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract.  SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.  Retrospective application of SOP 05-1 to previously issued financial statements is not permitted.  Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year.  The Company adopted SOP 05-1 effective January 1, 2007.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements.  SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.  SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted.  The Company adopted SFAS 154 effective January 1, 2006.  SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments

Assets and liabilities that are presented at fair value in the balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments.  Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties.  In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances.  Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances.  Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis.  Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, defaults, prepayments and volatility.

Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques.  These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net:  The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.  Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans:  The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment contracts:  The fair value for the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:
	2007			2006
	Carrying		Estimated	Carrying		Estimated
(in millions)	value		fair value	value		fair value

Assets
Investments:
Mortgage loans on real estate, net	$ 824.8	#	$ 830.9	$ 1,011.9	#	$ 996.3
Policy loans	4.9		4.9	2.3		2.3

Liabilities
Investment contracts	(3,392.2)		(3,291.7)	(4,664.7)		(4,490.6)

(5)	Derivative Financial Instruments

Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities.  As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets.  In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates.  The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments.  The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment.  The net receipt of a variable rate will then approximate the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans.  In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period.  With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds.  As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates.  Such variability poses risks to the Company when the assets are funded with fixed rate liabilities.  In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments.  The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment.  The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

Foreign Currency Risk Management

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates.  In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments.  Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR.  These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate.  The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk.  These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company.  As of December 31, 2007, approximately 77% of separate account assets were invested in equity mutual funds (approximately 77% as of December 31, 2006).  Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue.  In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

Many of the Company’s individual variable annuity contracts offer guaranteed minimum death benefit (GMDB) features.  A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date.  A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value.  This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business.  Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements.  The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation.  Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation.  The futures are not designated as hedges and, therefore, hedge accounting is not applied.  The Company’s economic and accounting hedges are not perfectly offset.  Therefore, the economic hedging activity is likely to lead to earnings volatility.  This volatility was negligible in 2007.  As of December 31, 2007 and 2006, the Company’s net amount at risk was $10.4 million and $13.8 million, respectively.  As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $1.2 million and $0.8 million, respectively.

Other Non-Hedging Derivatives

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond.  These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread.  The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.  The credit default swaps do not qualify for hedge accounting treatment.

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.  The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $0.2 million, a net gain of $0.1 million and a net gain of $0.1 million, respectively, were recognized in net realized investment gains and losses.  This represents the ineffective portion of the fair value hedging relationships.  There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.  There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $0.1 million, a net gain of $0.1 million and a net gain of $0.2 million, respectively.  There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

Other Derivative Instruments

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included a net loss of $4.2 million, a net gain of $0.2 million and a net loss of $1.2 million, respectively, related to other derivative instruments not designated in hedging relationships.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006

Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$ 7.0	$ 7.0
Pay variable/receive fixed rate swaps hedging investments	3.0	8.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	31.5	32.4
Credit default swaps	52.0	56.0
Total	$ 93.5	$ 103.4

The notional value is the amount upon which exchanges of interest are based.  Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(6)	Investments

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 7.4	$ 0.3	$ -	$ 7.7
Agencies not backed by the full faith and credit of the U.S. Government	29.2	0.9	-	30.1
Obligations of states and political subdivisions	33.7	0.2	0.1	33.8
Corporate securities
Public	804.1	13.6	12.7	805.0
Private	693.8	14.3	6.8	701.3
Mortgage-backed securities	613.7	3.9	10.7	606.9
Asset-backed securities	426.8	2.0	15.1	413.7
Total fixed maturity securities	2,608.7	35.2	45.4	2,598.5
Equity securities	5.6	-	0.1	5.5
Total securities available-for-sale	$ 2,614.3	$ 35.2	$ 45.5	$ 2,604.0

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 17.4	$ 0.3	$ 0.3	$ 17.4
Agencies not backed by the full faith and credit of the U.S. Government	19.3	-	0.2	19.1
Obligations of states and political subdivisions	41.8	0.1	0.9	41.0
Corporate securities
Public	1,178.6	13.0	14.9	1,176.7
Private	876.1	13.4	12.5	877.0
Mortgage-backed securities	602.6	0.8	10.5	592.9
Asset-backed securities	519.9	2.7	4.6	518.0
Total fixed maturity securities	3,255.7	30.3	43.9	3,242.1
Equity securities	5.6	-	-	5.6
Total securities available-for-sale	$ 3,261.3	$ 30.3	$ 43.9	$ 3,247.7
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized		Estimated
(in millions)	cost		fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 204.4	#	$ 203.7
Due after one year through five years	741.8	#	754.7
Due after five years through ten years	431.5	#	430.1
Due after ten years	190.5	#	189.4
Subtotal	1,568.2	#	1,577.9
Mortgage-backed securities	613.7	#	606.9
Asset-backed securities	426.8	#	413.7
Total	$ 2,608.7	#	$ 2,598.5
The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2007	2006

Net unrealized losses, before adjustments and taxes	$ (10.3)	$ (13.6)
Adjustment to DAC	14.5	12.8
Deferred federal income taxes	(2.0)	0.3
Net unrealized losses	$ 2.2	$ (0.5)
The following table presents an analysis of the net increase (decrease) in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005

Fixed maturity securities	$ 3.4	$ (18.3)	$ (143.4)
Equity securities	(0.1)	(0.2)	(0.8)
Net increase (decrease)	$ 3.3	$ (18.5)	$ (144.2)

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
		Gross		Gross		Gross
	Estimated	unrealized	Estimated	unrealized	Estimated	unrealized
(in millions)	fair value	losses	fair value	losses	fair value	losses

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ -	$ -	$ 0.2	$ -	$ 0.2	$ -
Obligations of states and
political subdivisions	0.1	-	22.3	0.1	22.4	0.1
Corporate securities
Public	232.1	6.9	189.3	5.8	421.4	12.7
Private	60.4	0.8	280.8	6.0	341.2	6.8
Mortgage-backed securities	155.7	3.4	236.5	7.3	392.2	10.7
Asset-backed securities	156.0	7.6	142.2	7.5	298.2	15.1
Total fixed maturity securities	604.3	18.7	871.3	26.7	1,475.6	45.4
Equity securities	5.6	0.1	-	-	5.6	0.1
Total	$ 609.9	$ 18.8	$ 871.3	$ 26.7	$ 1,481.2	$ 45.5
% of gross unrealized losses		41%		59%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ 4.8	$ 0.1	$ 5.4	$ 0.2	$ 10.2	$ 0.3
Agencies not backed by the
full faith and credit of the
U.S. Government	7.2	-	11.9	0.2	19.1	0.2
Obligations of states and
political subdivisions	10.8	0.1	28.2	0.8	39.0	0.9
Corporate securities
Public	284.9	2.0	458.1	12.9	743.0	14.9
Private	122.7	1.7	346.4	10.8	469.1	12.5
Mortgage-backed securities	123.2	0.8	367.0	9.7	490.2	10.5
Asset-backed securities	90.9	0.4	191.1	4.2	282.0	4.6
Total	$ 644.5	$ 5.1	$ 1,408.1	$ 38.8	$ 2,052.6	$ 43.9
% of gross unrealized losses		12%		88%

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired.  The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary.  This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer.  As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $26.7 million, or 59% of the Company’s total unrealized losses.  Of this total, $24.3 million, or 91%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to asset-backed securities (ABSs).  These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $15.1 million, were classified as investment grade, as defined by the NAIC.  Of these investment grade ABSs, 50%, or $7.5 million, have been in an unrealized loss position for less than one year, but 46% of those investments have ratios of estimated fair value to amortized cost of at least 90%.  Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 56% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

99.9% - 95.0%	$ 4.6	$ 10.2	$ 14.8	$ 1.4	$ 0.8	$ 2.2	$ 6.0	$ 11.0	$ 17.0
94.9% - 90.0%	4.8	9.6	14.4	1.3	0.4	1.7	6.1	10.0	16.1
89.9% - 85.0%	1.2	3.0	4.2	0.7	1.2	1.9	1.9	4.2	6.1
84.9% - 80.0%	2.8	1.1	3.9	0.2	-	0.2	3.0	1.1	4.1
Below 80.0%	-	0.4	0.4	1.7	-	1.7	1.7	0.4	2.1
Total	$ 13.4	$ 24.3	$ 37.7	$ 5.3	$ 2.4	$ 7.7	$ 18.7	$ 26.7	$ 45.4
As noted in the table above, as of December 31, 2007, 73% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%.  In addition, 83% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC.  Of the Company’s investments in unrealized loss positions classified as non-investment grade, 69% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements.  The NAIC assigns designations to publicly traded and privately placed securities.  The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s general account fixed maturity securities, 93% and 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006, respectively.

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$ 1,788.0	$ 1,778.8	$ 2,104.6	$ 2,090.1
2	Baa	637.0	640.4	945.7	946.8
3	Ba	139.8	136.2	142.3	141.8
4	B	26.9	26.8	61.4	61.4
5	Caa and lower	14.6	13.8	-	-
6	In or near default	2.4	2.4	1.6	2.1
	Total	$ 2,608.7	$ 2,598.4	$ 3,255.6	$ 3,242.2
__________

[1]
NAIC Designations are assigned at least annually.  Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]
Comparisons between NAIC and Moody’s Investors Service, Inc. (Moody’s) designations are published by the NAIC.  If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs.  When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery.  These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral.  The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages.  The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered Sub-prime.  The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $282.2 million and $274.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $143.4 million and $138.3 million, respectively.  As of December 31, 2007, 100.0% and 88.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better.  In addition, 52.0% and 76.0% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $700.6 million, $806.0 million and $491.0 million, respectively.  During 2007, gross gains of $4.9 million ($10.2 million and $9.8 million in 2006 and 2005, respectively) and gross losses of $11.4 million ($21.1 million and $3.4 million in 2006 and 2005, respectively) were realized on those sales.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

The following table summarizes net realized investment (losses) gains by source for the years ended December 31:

(in millions)	2007	2006	2005

Total realized gains on sales, net of hedging losses	$ 6.3	$ 5.3	$ 10.7
Total realized losses on sales, net of hedging gains	(13.5)	(22.6)	(4.1)
Total other-than-temporary and other investment impairments	(13.3)	(0.7)	(4.4)
Credit default swaps	(4.2)	0.5	(1.2)
Periodic net amounts paid or received on interest rate swaps that do not
qualify for hedge accounting treatment	0.2	0.6	0.7
Other derivatives	(0.1)	-	(0.8)
Net realized investment (losses) gains	$ (24.6)	$ (16.9)	$ 0.9

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2007	2006	2005

Securities available-for-sale:
Fixed maturity securities	$ 168.5	$ 204.6	$ 254.7
Equity securities	0.3	0.5	0.3
Mortgage loans on real estate	57.9	69.9	79.9
Short-term investments	4.9	15.0	0.5
Other	1.0	2.4	1.9
Gross investment income	232.6	292.4	337.3
Less:
Investment expenses	7.4	8.3	9.2
Net investment income ceded (Note 10)	179.7	241.8	290.5
Net investment income	$ 45.5	$ 42.3	$ 37.6
Fixed maturity securities with an amortized cost of $4.8 million and $4.6 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $0.6 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

As of December 31, 2007 and 2006, the Company had received $47.6 million and $65.2 million, respectively, of cash collateral on securities lending.  The cash collateral is included in short-term investments with a corresponding liability recorded in other liabilities.  As of December 31, 2007 and 2006, the Company had loaned fixed maturity securities available-for-sale with a fair value of $46.8 million and $62.9 million, respectively.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(7)           Variable Annuity Contracts

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders.  The Company provides two primary guarantee types under its non-traditional variable annuity contracts:  (1) GMDB and (2) guaranteed minimum income benefits (GMIB).

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered five primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”.  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit.  For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
  Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
	Account	Net amount	Wtd. avg.	Account	Net amount	Wtd. avg.
(in millions)	value	at risk[1]	attained age	value	at risk[1]	attained age

GMDB:
Return of premium	$ 242.2	$ -	71	$ 225.7	$ 0.1	65
Reset	944.8	7.7	66	1,136.9	11.7	65
Ratchet	213.5	0.5	68	195.9	0.1	66
Rollup	48.2	0.3	60	51.1	0.6	60
Subtotal	1,448.7	$ 8.5	65	1,609.6	$ 12.5	64
Earnings enhancement	12.8	1.9	60	12.8	1.3	60
Total - GMDB	$ 1,461.5	$ 10.4	65	$ 1,622.4	$ 13.8	64

GMIB[2]:
Ratchet	$ 18.1	$ -	N/A	$ 16.1	$ -	N/A
Rollup	43.6	-	N/A	40.8	-	N/A
Total - GMIB	$ 61.7	$ -	N/A	$ 56.9	$ -	N/A
 ________
[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because currently there is no material GMIB exposure.

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006

Mutual funds:
Bond	$ 268.4	$ 306.3
Domestic equity	1,028.0	1,141.0
International equity	58.5	55.5
Total mutual funds	1,354.9	1,502.8
Money market funds	32.1	22.7
Total	$ 1,387.0	$ 1,525.5

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios
•	Mean gross equity performance – 8.1%
•	Equity volatility – 18.7%
•	Mortality – 100% of Annuity 2000 table
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively

Lapse rate assumptions vary by duration as shown below:

4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

(8)	Federal Income Taxes

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS.  Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%.  Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return.  The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group.  Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006

Deferred tax assets:
Future policy benefits	$ 16.5	$ 17.4
Fixed maturity securities	7.7	6.6
Other	7.4	3.3
Gross deferred tax assets	31.6	27.3

Deferred tax liabilities:
Deferred policy acquisition costs	62.0	45.1
Equity securities and other investments	6.1	6.0
Other	0.6	3.0
Gross deferred tax liabilities	68.7	54.1
Net deferred tax liability	$ 37.1	$ 26.8
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts.  There was no valuation allowance as of December 31, 2007 and 2006.

The Company’s current federal income tax asset, due from NLIC, was $10.5 million and $10.2 million as of December 31, 2007 and 2006, respectively.

Total amounts (refunded from) paid to NLIC for federal income taxes were $(4.1) million, $(1.7) million and $20.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005

Current	$ (4.5)	$ (7.0)	$ (5.3)
Deferred	10.3	14.0	19.9
Federal income tax expense	$ 5.8	$ 7.0	$ 14.6

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$ 7.5	35.0	$ 11.4	35.0	$ 17.8	35.0
Dividends received deduction	(1.7)	(8.0)	(2.3)	(7.1)	(3.9)	(7.6)
Other, net	-	-	(2.1)	(6.4)	0.7	1.3
Total	$ 5.8	27.0	$ 7.0	21.5	$ 14.6	28.7

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(9)	Shareholder’s Equity, Regulatory Risk-Based Capital and Dividend Restrictions

Regulatory Risk-Based Capital

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC).  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by the Company is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  During the year ended December 31, 2007, the Company did not pay any dividends to NLIC.  The statutory capital and surplus of the Company as of December 31, 2007 and 2006 was $173.3 million and $158.6 million, respectively.  The statutory net loss of the Company for the years ended December 31, 2007, 2006 and 2005 was $13.4 million, $45.6 million and $17.0 million, respectively.  As of January 1, 2008, the Company could pay dividends totaling $17.3 million without obtaining prior approval.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

Comprehensive Income (Loss)

The Company’s comprehensive income (loss) includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive income (loss), before and after federal income tax (expense) benefit, for the years ended December 31:

(in millions)	2007	2006	2005

Net unrealized losses on securities available-for-sale
arising during the period:
Net unrealized losses before adjustments	$ (16.5)	$ (29.7)	$ (146.4)
Net adjustment to deferred policy acquisition costs	1.7	6.6	73.4
Related federal income tax benefit	4.6	8.1	25.5
Net unrealized losses	(10.2)	(15.0)	(47.5)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	19.8	11.2	2.2
Related federal income tax benefit	(6.9)	(3.9)	(0.7)
Net reclassification adjustment	12.9	7.3	1.5

Other comprehensive income (loss) on securities available-for-sale	2.7	(7.7)	(46.0)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(1.9)	3.7	2.7
Related federal income tax benefit (expense)	0.7	(1.3)	(1.0)
Other comprehensive (loss) income on cash flow hedges	(1.2)	2.4	1.7

Total other comprehensive income (loss)	$ 1.5	$ (5.3)	$ (44.3)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

(10)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations.  These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $4.0 million, $2.6 million and $3.5 million, respectively.

The Company leases office space from NMIC.  For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $0.3 million, $0.2 million and $0.2 million, respectively.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC.  Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk.  The agreement will remain in force until all contract obligations are settled.  Amounts ceded to NLIC in 2007 include premiums of $86.0 million ($101.1 million and $100.5 million in 2006 and 2005, respectively); net investment income of $179.7 million ($241.8 million and $290.5 million in 2006 and 2005, respectively); policy reserves of $2.77 billion ($3.89 billion and $5.00 billion in 2006 and 2005, respectively); and benefits, claims and other expenses of $309.6 million ($365.8 million and $356.7 million in 2006 and 2005, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis.  No premium amounts were ceded to NLIC in 2007, 2006 and 2005, and benefits of $1.3 million, $0.3 million and $0.4 million were ceded to NLIC during 2007, 2006 and 2005, respectively.  Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $129.1 million and $125.8 million as of December 31, 2007 and 2006, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $206.3 million and $176.0 million, respectively.  For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $0.7 million, $0.9 million and $0.8 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value.  Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest.  As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements.  During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $56.4 million, $57.6 million and $53.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $47.4 million and $7.4 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the balance sheets.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 8.  Effective October 1, 2002, the Company began filing a consolidated federal income tax return with NLIC.  There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(0.6) million and $6.3 million for the years ended December 31, 2006 and 2005, respectively.  These payments related to tax years prior to deconsolidation.

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(11)	Contingencies

Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s financial position or results of operations in the future.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48.  See Note 3 for a summary of the provisions of FIN 48.  These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue.  Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

33

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule I                           Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
	Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations	$ 7.4	$ 7.7	$ 7.7
Agencies not backed by the full faith and credit of the U.S.
Government	29.2	30.1	30.1
Obligations of states and political subdivisions	33.7	33.8	33.8
Public utilities	143.4	145.1	145.1
All other corporate	2,395.0	2,381.8	2,381.8
Total fixed maturity securities available-for-sale	2,608.7	2,598.5	2,598.5

Equity securities available-for-sale	5.6	5.5	5.5
Mortgage loans on real estate, net	823.4		824.8	[1]
Policy loans	4.9		4.9
Short-term investments, including amounts managed by a related party	95.0		94.3	[2]
Total investments	$ 3,537.6		$ 3,528.0
__________
[1]	Difference from Column B primarily is due to unamortized premiums on the principal value.
2    Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.

        See accompanying report of independent registered public accounting firm.

34

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule IV                           Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2007

Life insurance in force	$ 26,808.0	$ 20,177.7	$ -	$ 6,630.3	0.0%
Life insurance premiums [1]	43.1	31.1	-	12.0	0.0%

2006

Life insurance in force	$ 19,016.4	$ 16,234.0	$ -	$ 2,782.4	0.0%
Life insurance premiums [1]	25.9	15.4	-	10.5	0.0%

2005

Life insurance in force	$ 10,867.4	$ 9,169.3	$ -	$ 1,698.1	0.0%
Life insurance premiums [1]	14.0	5.4	-	8.6	0.0%
__________
[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

        See accompanying report of independent registered public accounting firm.

35

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions[1]	period

2007
Valuation allowances - mortgage loans on real estate	$ 2.7	$ (0.4)	$ -	$ -	$ 2.3

2006
Valuation allowances - mortgage loans on real estate	$ 3.4	$ (0.6)	$ -	$ 0.1	$ 2.7

2005
Valuation allowances - mortgage loans on real estate	$ 3.5	$ (0.1)	$ -	$ -	$ 3.4
 ____________
[1]	Amount represents transfers to real estate owned and recoveries.

        See accompanying report of independent registered public accounting firm.

36

PART C.     OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)   Financial Statements

Nationwide VA Separate Account-C:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities
and Contract Owners' Equity as of
December 31, 2007.

Statements of Operations for the year
ended December 31, 2007.

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life and Annuity Insurance Company:

Report of Independent Registered Public Accounting Firm.

Balance Sheets as of December 31, 2007
and 2006.

Statements of Income for the years
ended December 31, 2007, 2006 and 2005.

Statements of Shareholder's Equity for the
ears ended December 31, 2007, 2006 and 2005.

Statements of Cash Flows for the years
ended December 31, 2007, 2006 and 2005.

Notes to Financial Statements.

Financial Statement Schedules.

Item 24.                 (b)       Exhibits
(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant –Filed previously on April 30, 2007, with Post-Effective Amendment No. 18 (File No. 33-66496) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No.10 on April 28, 2000 (File No. 33-66496) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with Post - Effective Amendment No. 8 on June 29, 1999 (File No. 33-66496) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 30, 2007, with Post-Effective Amendment No. 18 (File No. 33-66496) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously on April 30, 2007, with Post-Effective Amendment No. 18 (File No. 33-66496) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Fund Participation Agreements.

1)	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.

2)	Fund Participation Agreement with J.P. Morgan filed on April 29, 2008, with Post-Effective Amendment No. 40 (File No. 333-59517) as exhibit 24(b) and hereby incorporated by reference.

3)	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference.

(9)	Opinion of Counsel – Filed previously with Post-Effective Amendment No. 7 on April 6, 1999 (File No. 33-66496) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
Gates, McDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.           Number of Contract Owners

The number of contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 6,048 and 9,352, respectively.

Item 28.           Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
• Nationwide Investment Services Corporation	N/A	• N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the SEC to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-C certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2008.

NATIONWIDE VA SEPARATE ACCOUNT – C
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By/s/W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact